John Hancock Multifactor Mid Cap ETF Average Annual Total Returns		12 Months Ended	14 Months Ended	60 Months Ended	86 Months Ended	111 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	35.50%	13.86%	13.44%	14.20%
John Hancock Dimensional Mid Cap Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.14%		10.42%		11.53%
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.34%		9.92%		11.01%
N/A
Prospectus [Line Items]
Average Annual Return, Percent		14.66%		9.97%		11.08%
Performance Inception Date	Sep. 28, 2015
N/A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.38%		9.69%		10.78%
N/A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.87%		7.87%		9.07%